INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 17 - INCOME TAXES

The components of income (loss) before income tax benefit (expense) are as follows:

	Year Ended December 31,
	2022	2021	2020
The Netherlands	$(11,419)	$(3,070)	$469
Germany	4,317	11,658	(4,141)
United States of America	(3,621)	14,968	8,817
Spain	552	(2,052)	(1,406)
Israel	7,298	29,964	2,178
Other locations	(715)	(960)	75
Income (loss) before income tax expenses	$(3,588)	$50,508	$5,992

The current income tax expense from subsidiaries outside of the Netherlands is $1,984, $8,937 and $1,345, for the years ended December 31, 2022, 2021 and 2020, respectively. There was no current income tax expense or benefit for the Netherlands for the years ended December 31, 2022, 2021 and 2020.

The deferred income tax benefit from subsidiaries outside of the Netherlands is $135, $331 and $676, for the years ended December 31, 2022, 2021 and 2020, respectively. There was no deferred income tax expense for the Netherlands for the years ended December 31, 2022, 2021 and 2020.

Additionally, tax benefits (expenses) from subsidiaries outside the Netherlands include $203, $(614) and $79, for the years ended December 31, 2022, 2021 and 2020, respectively, of tax related to previous years. There were no tax expenses related to previous years in the Netherlands for the years ended December 31, 2022, 2021 and 2020.

The components of deferred tax assets and liabilities are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Operating loss carryforwards	$10,895	$10,547
Interest loss carry forward	1,543	-
Capital loss carryforwards	114	165
Allowance for doubtful accounts	193	150
Tax credit carryforwards	560	560
Accrued expenses and other	585	536
Research and development expenses, net	1,340	1,183
Total deferred tax assets	15,230	13,141

Deferred tax liabilities:
Depreciation of property and equipment	(210)	(108)
	15,020	13,033
Valuation allowance	(13,502)	(11,630)
Deferred tax assets, net	$1,518	$1,403

The ultimate realization of the net deferred tax assets in each jurisdiction the Company does business in is dependent upon the generation of future taxable income in that jurisdiction during the periods in which net operating loss carry forwards are available and items that gave rise to the net deferred tax assets become deductible. At present, the Company does not have a sufficient history of generating taxable income in the various jurisdictions it does business in, or positive expected core earnings to conclude that it is more likely than not that the Company will be able to realize its net deferred tax assets in the near future and, therefore, a valuation allowance was established for the carrying value of the net deferred tax assets, with the exception of few locations, which are currently generating taxable income. A valuation allowance will be maintained until sufficient positive evidence exists to support the reversal of any portion of the valuation allowance in other jurisdictions.

As of December 31, 2022, the Company has net operating losses carry forwards of $24,116 and carry forward interest of $5,982 in the Netherlands. These losses and interest can be carried forward and do not expire but starting 2022 the yearly utilization is limited to one million Euro per year, plus 50% of the excess taxable income. As of December 31, 2022, the Company has net operating loss carry forwards of $10,399 in the United States of America, which will expire in 2031 through 2037 except $3,059 which do not expire but can offset up to 80% of taxable income every year. In Israel, the Company has net carry forward losses of $1,910 which do not expire. The ultimate utilization of such net operating loss carry forwards is limited in certain situations.

As of December 31, 2022, the Company has capital loss carry forwards of $495 in Israel. Such capital loss carry forwards do not expire and can be offset against future capital gains generated in Israel.

As of December 31, 2022, the Company has $560 in tax credits for the welfare to work and work opportunity programs in the United States of America that expire in 2024 through 2029.

During the years ended December 31, 2022 and 2021 the valuation allowance increased (decreased) by $1,872 and $(5,815), respectively.

The Company’s effective income tax rate differs from the Netherlands’ statutory rate of 25.8%, 25.0% and 25.0% for the years 2022, 2021 and 2020, respectively,  as follows:

	Year Ended December 31,
	2022	2021	2020
Effective loss (income) tax benefit at statutory rate	$926	$(12,627)	$(1,498)
Rate differential	(136)	2, 915	610
Non-deductible expenses	(342)	(1,643)	(857)
Adjustments to prior year tax losses	-	(2,599)	(3,604)
Changes in valuation allowance	(1,872)	5,815	3,601
Other	(222)	(1,081)	1,158
Income tax expense	$(1,646)	$(9,220)	$(590)

Uncertain tax positions

The Company is subject to income taxes in the Netherlands, and numerous foreign jurisdictions. Significant judgment is required in evaluating the Company’s tax positions and determine its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax related uncertainties based on estimates of whether and the extent to which additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite evidence supporting the position. The Company adjust this reserve in light of changing facts and circumstances, such as the outcome of tax audits. The provision for income taxes includes the impact of reserve positions and changes to reserves that are considered probable.

As of December 31, 2022 and 2021, there are $688 and $688 of unrecognized tax benefits, respectively, that if recognized would reduce the effective tax rate. Interest and penalties assessed by taxing authorities on an underpayment of income taxes are included as components of income tax provision in the consolidated statements of operations and comprehensive income.

A reconciliation of the Company’s unrecognized tax benefits is as follows:

	December 31,
	2022	2021
Balance at beginning of year	$688	$-
Additions based on tax positions taken in prior years	-	546
Additions based on tax positions taken in the current year	-	142
Reduction based on tax positions taken in prior years	-	-
Balance at end of year	$688	$688

The Company files income tax returns in the Netherlands and other foreign jurisdictions. Income tax returns for the years since 2016 are subject to examination in the Netherlands. In the United States of America, income tax returns for the years since 2019 are subject to examination. Income tax returns for the tax years since 2017 are subject to examination in foreign jurisdictions.